Fair Value of Assets and Liabilities (Changes in Level 3 Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefit assets	$ 2,655,866	$ 2,637,363	$ 2,367,243
Market risk benefit liabilities	4,482,417	4,281,244	5,156,858
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	20,515	28,709
Purchases	2,249	273
Sales	0	(6,120)
Issuances	0	0
Settlements	0	(6,332)
Other	0	6,120
Transfers into Level 3	0	0
Transfers out of Level 3	(20,274)	0
Fair Value, end of period	2,350	20,515	28,709
Total gains (losses) (realized/unrealized):
Included in earnings	(140)	(2,135)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(140)	(230)
Equity securities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Equity securities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	(140)	(2,135)	(928)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(140)	(230)	(928)
Equity securities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Equity securities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Equity securities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Other invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	143	1
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Other	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	0	143	1
Total gains (losses) (realized/unrealized):
Included in earnings	(143)	142
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(143)	142
Other invested assets | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(143)	142	1
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(143)	142	1
Other invested assets | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Other invested assets | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Other invested assets | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Other invested assets | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	105,540	1,759
Purchases	4,018	117,046
Sales	(104,545)	(13,113)
Issuances	0	0
Settlements	(25,279)	(1,488)
Other	(1,741)	(203)
Transfers into Level 3	22,372	0
Transfers out of Level 3	0	0
Fair Value, end of period	164	105,540	1,759
Total gains (losses) (realized/unrealized):
Included in earnings	(201)	1,539
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(226)	321
Short-term investments | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	184	1,142	1,857
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	125	(64)	0
Short-term investments | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Short-term investments | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Short-term investments | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	(385)	385	(73)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(351)	385	0
Short-term investments | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	12	789
Cash equivalents
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	33	0
Purchases	2,660	744
Sales	(35)	0
Issuances	0	0
Settlements	(2,305)	(65)
Other	(307)	(605)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	0	33	0
Total gains (losses) (realized/unrealized):
Included in earnings	(46)	(41)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(80)	(41)
Cash equivalents | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(46)	(41)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(80)	(41)
Cash equivalents | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Cash equivalents | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Cash equivalents | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Cash equivalents | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Reinsurance recoverables and deposit receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	645,193	192,642
Purchases	179,528	333,291
Sales	0	0
Issuances	0	0
Settlements	0	0
Other	0	93,231
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	804,855	645,193	192,642
Total gains (losses) (realized/unrealized):
Included in earnings	(19,866)	26,029
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(337,374)	(122,807)
Reinsurance recoverables and deposit receivables | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(19,866)	26,029	(104,596)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(337,374)	(122,807)	(119,067)
Reinsurance recoverables and deposit receivables | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Reinsurance recoverables and deposit receivables | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Reinsurance recoverables and deposit receivables | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Reinsurance recoverables and deposit receivables | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	10,547	5,985
Purchases	12,710	5,823
Sales	(789)	(2,050)
Issuances	0	0
Settlements	(1,006)	(126)
Other	0	0
Transfers into Level 3	0	458
Transfers out of Level 3	0	0
Fair Value, end of period	21,982	10,547	5,985
Total gains (losses) (realized/unrealized):
Included in earnings	520	457
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	533	457
Separate account assets | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Separate account assets | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Separate account assets | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	520	457	408
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	533	457	406
Separate account assets | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Separate account assets | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Receivables from parent and affiliates
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	351,390	0
Purchases	159,069	418,916
Sales	(16,034)	(51,199)
Issuances	0	0
Settlements	(135,122)	0
Other	30,792	0
Transfers into Level 3	0	0
Transfers out of Level 3	(23,440)	(16,417)
Fair Value, end of period	358,188	351,390	0
Total gains (losses) (realized/unrealized):
Included in earnings	(8,467)	90
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(588)	90
Receivables from parent and affiliates | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(7,689)	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Receivables from parent and affiliates | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Receivables from parent and affiliates | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Receivables from parent and affiliates | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	(778)	90
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(588)	90
Receivables from parent and affiliates | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Policyholders' account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	(12,624,585)	(7,697,627)
Purchases	0	0
Sales	0	0
Issuances	(1,574,519)	(2,286,786)
Settlements	0	0
Other	0	46,929
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	(18,606,282)	(12,624,585)	(7,697,627)
Total gains (losses) (realized/unrealized):
Included in earnings	(4,407,178)	(2,687,101)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	675,999	1,254,144
Policyholders' account balances | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(4,407,178)	(2,687,101)	(2,649,136)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	675,999	1,254,144	(368,507)
Policyholders' account balances | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Policyholders' account balances | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Policyholders' account balances | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Policyholders' account balances | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Other liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	(31)	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Other	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	0	(31)	0
Total gains (losses) (realized/unrealized):
Included in earnings	31	(31)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	31	(31)
Other liabilities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	31	(31)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	31	(31)
Other liabilities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Other liabilities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Other liabilities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0
Other liabilities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0	0
Notes issued by consolidated VIEs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	0
Purchases	0
Sales	0
Issuances	(17,538)
Settlements	17,538
Other	0
Transfers into Level 3	0
Transfers out of Level 3	0
Fair Value, end of period	0	0
Total gains (losses) (realized/unrealized):
Included in earnings	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0
Notes issued by consolidated VIEs | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0
Notes issued by consolidated VIEs | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0
Notes issued by consolidated VIEs | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0
Notes issued by consolidated VIEs | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0
Notes issued by consolidated VIEs | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	0
Available-for-sale | Fixed maturities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	(51,531)	(54,924)	(2,081)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(57,441)	(40,765)	(2,904)
Available-for-sale | Fixed maturities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Available-for-sale | Fixed maturities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Available-for-sale | Fixed maturities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	38,751	(19,313)	(2,808)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	36,184	(23,684)	(2,420)
Available-for-sale | Fixed maturities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	955	(841)	490
Available-for-sale | Fixed maturities | Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	648	682
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(640)	0
Other	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value, end of period	0	648	682
Total gains (losses) (realized/unrealized):
Included in earnings	(8)	(34)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	(44)
Available-for-sale | Fixed maturities | Corporate securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	1,199,607	1,014,343
Purchases	1,298,618	1,172,201
Sales	(929,011)	(702,073)
Issuances	0	0
Settlements	(275,269)	(183,577)
Other	(3,819)	(64,672)
Transfers into Level 3	54,950	33,043
Transfers out of Level 3	(14,610)	0
Fair Value, end of period	1,312,114	1,199,607	1,014,343
Total gains (losses) (realized/unrealized):
Included in earnings	(18,352)	(69,658)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	(26,070)	(61,011)
Available-for-sale | Fixed maturities | Structured securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	699,892	177,237
Purchases	879,448	771,208
Sales	(38,219)	(40,508)
Issuances	0	0
Settlements	(229,224)	(96,067)
Other	(30,444)	65,480
Transfers into Level 3	292,257	34,578
Transfers out of Level 3	(235,028)	(206,650)
Fair Value, end of period	1,345,217	699,892	177,237
Total gains (losses) (realized/unrealized):
Included in earnings	6,535	(5,386)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	4,813	(3,394)
Trading | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	66,285	34,048
Purchases	565,106	261,968
Sales	0	(52)
Issuances	0	0
Settlements	(46,805)	(2,261)
Other	26,461	0
Transfers into Level 3	2,166	18,842
Transfers out of Level 3	(482,183)	(236,606)
Fair Value, end of period	153,956	66,285	34,048
Total gains (losses) (realized/unrealized):
Included in earnings	22,926	(9,654)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	26,447	(9,705)
Trading | Fixed maturities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Trading | Fixed maturities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	23,182	(9,661)	1,080
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	26,447	(9,705)	1,225
Trading | Fixed maturities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Trading | Fixed maturities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings	0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings	0	0	0
Trading | Fixed maturities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings	$ (256)	$ 7	$ 3